PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by Plan for recordkeeping and trustee fees	$ 3,514	$ 3,002
Fees paid by Plan for investment management services	1,260	1,389
Fees paid by Plan for personal advisor services	7,994	6,913
Investments at fair value	14,795,147	13,327,277
Interest and dividend income	$ 123,993	$ 131,965
UPS stock fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held by Plan	11,065,754	11,498,378
Investments at fair value	$ 1,098,000	$ 1,450,000
Investment at cost basis	1,389,000	1,471,000
Interest and dividend income	$ 73,635	$ 76,976